Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial instruments and financial risk management
Financial assets measured at Amortized cost (AC)	€ 166,486	€ 85,592	€ 24,246
Financial liabilities measured at Amortized cost (AC)	61,784	53,842	€ 245,545
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	€ 0	€ 0